Interest income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest expense (income), defined benefit plans [abstract]
Interest on bank deposits	$ 255,671	$ 413,909
Total interest income	$ 255,671	$ 413,909